New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700






                                                     May 6, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:  Metropolitan Life Insurance Company and
              The New England Variable Account
              File No. 333-11131 - (Zenith Accumulator)
              Rule 497(j) Certification
              --------------------------------------------

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the supplement to the prospectus and Statement of Additional Information ("SAI") being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplement and SAI contained in Post-Effective Amendment No. 9 for the Account filed electronically with the Commission on April 30, 2002.

         If you have any questions, please contact me at (617) 578-3514.

                                                     Sincerely,

                                                     /s/ Michele H. Abate

                                                     Michele H. Abate